Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Balance of Other Intangible Assets

The amortized balance of other intangible assets is composed as follows:

	December 31
	2012	2011
	$ in thousands
Cost:
Intellectual property	65,095	65,095
Customer relations	31,063	31,063

	96,158	96,158

Less:
Impairment charges	30,142
Accumulated amortization	51,574	41,667

	14,442	54,491

Estimated Amortization Expense	Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2013	4,048
2014	4,048
2015	3,260
2016	873
2017	813
2018-2019	1,400

14,442